Segment Reporting - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥) Segment	Mar. 31, 2014 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | Segment		3
Operating income	¥ 783,024	¥ 639,071	¥ 819,199
Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	708,854	636,076	812,736
Smart Life Business
Segment Reporting Information [Line Items]
Operating income	46,450	(2,394)	18,188
Other businesses
Segment Reporting Information [Line Items]
Operating income	¥ 27,720	5,389	¥ (11,725)
Change in Accounting Method Accounted for as Change in Estimate | Telecommunications Business
Segment Reporting Information [Line Items]
Operating income		46,927
Change in Accounting Method Accounted for as Change in Estimate | Smart Life Business
Segment Reporting Information [Line Items]
Operating income		1,251
Change in Accounting Method Accounted for as Change in Estimate | Other businesses
Segment Reporting Information [Line Items]
Operating income		¥ 3,129
Scenario, Previously Reported
Segment Reporting Information [Line Items]
Number of operating segments | Segment		5
Customer Concentration Risk
Segment Reporting Information [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the fiscal years ended March 31, 2014, 2015 and 2016.